Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of deposits [abstract]
Summary of Deposits
Deposits break down as follows as of the indicated dates:

	12.31.22	12.31.21
In Pesos	1,766,150,175	1,631,577,979
Checking Accounts	294,749,579	466,787,323
Savings Accounts	560,336,808	465,304,051
Time Deposits	788,224,021	643,940,403
Time Deposits – UVA	37,367,825	30,078,384
Others	40,660,400	5,958,497
Interest and Adjustments	44,811,542	19,509,321
In Foreign Currency	375,827,559	386,296,580
Savings Accounts	310,307,348	314,644,903
Time Deposits	58,500,808	65,306,279
Others	6,918,371	6,214,561
Interest and Adjustments	101,032	130,837
Total	2,141,977,734	2,017,874,559